Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.0%
Automobile Components - 4.2%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 316,000	$ 315,428
8.50%, 05/15/2027 (A)	196,000	196,759
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	287,000	286,096
Dana, Inc.
4.25%, 09/01/2030	185,000	161,758
4.50%, 02/15/2032	377,000	324,129
5.63%, 06/15/2028 (B)	489,000	473,172
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	130,000	125,521
5.00%, 07/15/2029	265,000	247,873
9.50%, 05/31/2025	149,000	151,265
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	150,000	147,704
7.13%, 04/14/2030 (A)	150,000	158,247

		2,587,952

Automobiles - 1.9%
Ford Motor Co.
6.10%, 08/19/2032	13,000	13,000
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	400,000	356,838
6.95%, 03/06/2026	220,000	225,035
7.35%, 11/04/2027	516,000	543,736

		1,138,609

Banks - 4.4%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	200,000	206,491
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	318,000	297,108
Fixed until 09/12/2024 (D), 5.00% (C)	135,000	133,060
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	200,000	203,896
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	800,000	661,875
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	219,109
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	210,000	204,717
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	226,294
UniCredit SpA
Fixed until 06/30/2030, 5.46% (C), 06/30/2035 (A)	600,000	562,330

		2,714,880

Beverages - 1.3%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	845,000	769,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 3.5%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	$ 862,000	$ 799,479
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	168,000	150,957
5.00%, 03/01/2030 (A)	151,000	144,777
6.38%, 06/15/2032 (A)	308,000	314,055
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	191,000	195,745
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	600,000	532,500

		2,137,513

Capital Markets - 1.1%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	457,000	421,196
4.63%, 11/15/2027 (A)	271,000	260,889

		682,085

Chemicals - 0.3%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	57,000	37,562
Avient Corp.
7.13%, 08/01/2030 (A)	118,000	121,030
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	76,000	29,654

		188,246

Commercial Services & Supplies - 7.0%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	200,000	189,254
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	468,000	454,230
8.00%, 02/15/2031 (A)	340,000	339,291
Benteler International AG
10.50%, 05/15/2028 (A)	200,000	213,900
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	137,000	119,093
5.00%, 09/01/2030	414,000	353,869
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	185,212
6.00%, 06/01/2029 (A)	76,000	66,743
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	85,000	86,908
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	452,000	443,516
Hertz Corp.
4.63%, 12/01/2026 (A)	206,000	185,530
5.00%, 12/01/2029 (A)	537,000	428,172
Stericycle, Inc.
5.38%, 07/15/2024 (A)	302,000	300,867
United Rentals North America, Inc.
3.75%, 01/15/2032	156,000	136,993
4.00%, 07/15/2030	446,000	407,809
6.00%, 12/15/2029 (A)	280,000	283,718
WW International, Inc.
4.50%, 04/15/2029 (A)	244,000	117,120

		4,312,225

Communications Equipment - 1.0%
CommScope, Inc.
4.75%, 09/01/2029 (A)	207,000	137,607

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
6.00%, 03/01/2026 (A)	$ 491,000	$ 425,294
8.25%, 03/01/2027 (A)	138,000	62,392

		625,293

Construction & Engineering - 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	45,000	40,738
6.63%, 01/15/2028 (A)	345,000	341,378
Beazer Homes USA, Inc.
6.75%, 03/15/2025	12,000	11,993
7.25%, 10/15/2029	245,000	246,073
Century Communities, Inc.
6.75%, 06/01/2027	576,000	580,383
KB Home
4.80%, 11/15/2029	70,000	66,003
7.25%, 07/15/2030	259,000	266,144
Meritage Homes Corp.
5.13%, 06/06/2027	123,000	120,694
6.00%, 06/01/2025	223,000	222,474

		1,895,880

Construction Materials - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	177,000	172,706
8.88%, 11/15/2031 (A)	135,000	141,805
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	50,000	51,987

		366,498

Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	293,000	284,636

Containers & Packaging - 5.1%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (E)	200,000	96,638
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	400,000	349,549
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	365,000	358,613
5.38%, 01/15/2028 (A)	100,000	97,799
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	476,000	432,952
3.75%, 02/01/2030 (A)	156,000	139,380
4.13%, 08/15/2024	349,000	345,497
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	71,000	71,828
9.25%, 04/15/2027 (A)	35,000	33,783
OI European Group BV
4.75%, 02/15/2030 (A)	49,000	45,350
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	65,000	65,813
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	127,000	118,428
Sealed Air Corp.
5.13%, 12/01/2024 (A)	425,000	422,875
6.88%, 07/15/2033 (A)	150,000	156,524

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sealed Air Corp./Sealed Air Corp. US
7.25%, 02/15/2031 (A)	$ 170,000	$ 177,712
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	200,000	195,151

		3,107,892

Diversified REITs - 3.6%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	350,000	348,561
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	459,000	428,336
3.75%, 09/15/2030 (A)	423,000	348,558
6.00%, 04/15/2025 (A)	125,000	123,935
8.00%, 06/15/2027 (A)	150,000	155,139
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	157,000	141,607
SBA Communications Corp.
3.13%, 02/01/2029	552,000	491,976
3.88%, 02/15/2027	151,000	144,152

		2,182,264

Diversified Telecommunication Services - 0.8%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	400,000	393,316
Telecom Italia Capital SA
6.00%, 09/30/2034	98,000	91,861
6.38%, 11/15/2033	19,000	18,417

		503,594

Electric Utilities - 2.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	1,345,000	1,252,879

Electrical Equipment - 1.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	152,000	137,592
6.50%, 12/31/2027 (A)	488,000	485,780

		623,372

Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	319,000	294,035

Energy Equipment & Services - 1.3%
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	143,000	143,000
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	372,000	308,760
11.75%, 10/01/2028 (A) (B)	431,000	373,231

		824,991

Financial Services - 0.8%
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (A)	400,000	415,917
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	87,000	82,166

		498,083

Food Products - 3.5%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	325,000	328,784
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	654,000	642,634

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Darling Ingredients, Inc. (continued)
6.00%, 06/15/2030 (A)	$ 227,000	$ 225,653
Kraft Heinz Foods Co.
3.88%, 05/15/2027	77,000	75,260
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	27,000	24,257
4.63%, 04/15/2030 (A)	621,000	571,156
5.50%, 12/15/2029 (A)	79,000	76,364
5.63%, 01/15/2028 (A)	238,000	234,205

		2,178,313

Health Care Equipment & Supplies - 0.7%
Kedrion SpA
6.50%, 09/01/2029 (A)	286,000	255,255
Medline Borrower LP
3.88%, 04/01/2029 (A)	203,000	183,544

		438,799

Health Care Providers & Services - 5.5%
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	3,925
5.13%, 03/01/2030 (A)	187,000	146,795
6.13%, 08/01/2028 (A)	240,000	210,115
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	280,000	254,160
4.00%, 03/15/2031 (A)	52,000	46,214
DaVita, Inc.
3.75%, 02/15/2031 (A)	154,000	126,964
4.63%, 06/01/2030 (A)	247,000	218,556
Encompass Health Corp.
4.50%, 02/01/2028	217,000	207,268
4.63%, 04/01/2031	5,000	4,594
4.75%, 02/01/2030	280,000	264,112
HCA, Inc.
3.50%, 09/01/2030	115,000	104,261
5.88%, 02/15/2026	166,000	167,561
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	367,000	386,348
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	197,000	184,620
Tenet Healthcare Corp.
4.25%, 06/01/2029	244,000	226,522
5.13%, 11/01/2027	178,000	173,782
6.13%, 10/01/2028 - 06/15/2030	513,000	511,379
6.25%, 02/01/2027	117,000	116,696

		3,353,872

Hotel & Resort REITs - 1.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	174,000	169,432
7.50%, 06/01/2025 (A)	483,000	484,876

		654,308

Hotels, Restaurants & Leisure - 5.7%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	63,000	59,324
4.00%, 10/15/2030 (A)	238,000	212,626
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	706,000	643,764
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	606,000	584,170
5.38%, 05/01/2025 (A)	150,000	149,473

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	$ 596,000	$ 528,533
5.00%, 06/01/2029 (A)	214,000	197,757
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	312,000	304,395
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	155,107
5.65%, 04/01/2024	270,000	269,422
6.60%, 10/01/2025	383,000	387,868

		3,492,439

Household Durables - 0.6%
Newell Brands, Inc.
4.88%, 06/01/2025	398,000	390,489

Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	233,000	205,898

Independent Power & Renewable Electricity Producers - 2.3%
Calpine Corp.
4.50%, 02/15/2028 (A)	166,000	157,763
5.00%, 02/01/2031 (A)	287,000	260,396
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	170,000	147,368
4.75%, 03/15/2028 (A)	916,000	872,139

		1,437,666

Insurance - 1.9%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	400,000	396,058
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	119,000	105,938
7.95%, 06/15/2033 (A)	176,000	195,365
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.77% (C), 02/12/2067 (A)	191,000	165,134
HUB International Ltd.
7.25%, 06/15/2030 (A)	90,000	92,941
7.38%, 01/31/2032 (A)	50,000	51,275
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.99% (C), 05/17/2066	243,000	184,041

		1,190,752

Internet & Catalog Retail - 0.8%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	70,000	70,392
8.00%, 11/01/2026 (A)	407,000	414,420

		484,812

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	231,000	211,490

Machinery - 4.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	920,000	887,147
6.38%, 06/15/2030 (A)	31,000	31,257

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	$ 168,000	$ 172,901
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A) (B)	60,000	44,835
Madison IAQ LLC
4.13%, 06/30/2028 (A)	221,000	203,087
5.88%, 06/30/2029 (A)	314,000	279,511
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	309,000	304,282
Wabash National Corp.
4.50%, 10/15/2028 (A)	647,000	587,737

		2,510,757

Media - 10.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	147,000	123,676
4.50%, 06/01/2033 (A)	40,000	32,758
4.75%, 02/01/2032 (A)	479,000	408,914
5.00%, 02/01/2028 (A)	175,000	165,217
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028 (A) (B)	69,000	59,896
9.00%, 09/15/2028 (A)	286,000	297,726
CSC Holdings LLC
4.50%, 11/15/2031 (A)	418,000	299,942
5.75%, 01/15/2030 (A)	501,000	265,530
DISH DBS Corp.
5.25%, 12/01/2026 (A)	98,000	77,294
5.75%, 12/01/2028 (A)	39,000	26,369
7.75%, 07/01/2026	125,000	73,653
DISH Network Corp.
11.75%, 11/15/2027 (A)	51,000	53,126
Gray Television, Inc.
4.75%, 10/15/2030 (A)	455,000	357,739
5.38%, 11/15/2031 (A)	376,000	295,668
7.00%, 05/15/2027 (A)	62,000	60,605
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)	150,000	116,358
6.38%, 05/01/2026	555,000	476,687
8.38%, 05/01/2027	283,000	175,308
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	600,000	526,320
6.75%, 10/15/2027 (A)	180,000	174,855
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)	23,000	21,067
5.63%, 07/15/2027 (A)	317,000	308,754
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	60,000	55,947
4.13%, 07/01/2030 (A)	473,000	413,284
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	200,000	176,030
TEGNA, Inc.
4.63%, 03/15/2028	460,000	429,240
4.75%, 03/15/2026 (A)	34,000	33,079
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	245,000	242,384
7.38%, 06/30/2030 (A)	9,000	8,836
8.00%, 08/15/2028 (A)	72,000	73,230
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	674,000	589,651

		6,419,143

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 4.1%
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (A)	$ 173,000	$ 174,811
Enviri Corp.
5.75%, 07/31/2027 (A)	723,000	679,601
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	245,000	247,450
8.50%, 05/01/2030 (A)	140,000	144,033
9.25%, 10/01/2028 (A)	26,000	27,382
New Gold, Inc.
7.50%, 07/15/2027 (A)	563,000	559,867
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	39,323
3.88%, 08/15/2031 (A)	12,000	10,421
4.75%, 01/30/2030 (A)	658,000	610,521

		2,493,409

Mortgage Real Estate Investment Trusts - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	127,000	124,817

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Partners LP
4.00%, 03/01/2031	196,000	177,570
DCP Midstream Operating LP
5.38%, 07/15/2025	121,000	121,151
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	225,000	218,286
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	270,000	268,538

		785,545

Paper & Forest Products - 0.4%
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	306,000	221,085

Personal Care Products - 0.7%
Coty, Inc.
5.00%, 04/15/2026 (A)	221,000	216,721
6.50%, 04/15/2026 (A)	95,000	94,870
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	86,000	87,885

		399,476

Pharmaceuticals - 0.9%
Grifols SA
4.75%, 10/15/2028 (A) (B)	462,000	395,587
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031 (A)	212,000	181,413

		577,000

Professional Services - 0.3%
Gartner, Inc.
3.75%, 10/01/2030 (A)	53,000	47,489
4.50%, 07/01/2028 (A)	159,000	151,956

		199,445

Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	148,000	146,301
8.88%, 09/01/2031 (A)	81,000	84,855

		231,156

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.7%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 36,000	$ 32,175
MSCI, Inc.
3.63%, 09/01/2030 (A)	232,000	208,505
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	51,000	19,973
UKG, Inc.
6.88%, 02/01/2031 (A) (F)	150,000	151,687

		412,340

Specialized REITs - 1.1%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,468
5.25%, 03/15/2028 (A)	684,000	663,387
7.00%, 02/15/2029 (A)	16,000	16,401

		693,256

Technology Hardware, Storage & Peripherals - 1.4%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	75,000	70,708
5.13%, 04/15/2029 (A)	267,000	251,300
5.25%, 10/01/2030 (A)	9,000	8,259
Western Digital Corp.
4.75%, 02/15/2026	544,000	530,675

		860,942

Wireless Telecommunication Services - 1.3%
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	891,000	798,539

Total Corporate Debt Securities (Cost $57,791,196)		57,755,785

LOAN ASSIGNMENT - 0.1%
Containers & Packaging - 0.1%
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.85% (C), 09/15/2028	77,513	77,277

Total Loan Assignment (Cost $75,498)		77,277

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	1,286,743	$ 1,286,743

Total Other Investment Company (Cost $1,286,743)		1,286,743

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 2.50% (G), dated 01/31/2024, to be repurchased at $3,115,727 on 02/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $3,177,822.	$ 3,115,510	3,115,510

Total Repurchase Agreement (Cost $3,115,510)		3,115,510

Total Investments (Cost $62,268,947)		62,235,315
Net Other Assets (Liabilities) - (1.3)%		(795,659)

Net Assets - 100.0%		$ 61,439,656

Transamerica Funds	Page 5

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$57,755,785	$—	$57,755,785
Loan Assignment	—	77,277	—	77,277
Other Investment Company	1,286,743	—	—	1,286,743
Repurchase Agreement	—	3,115,510	—	3,115,510

Total Investments	$1,286,743	$60,948,572	$—	$62,235,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $44,056,571, representing 71.7% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,733,006, collateralized by cash collateral of $1,286,743 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $481,580. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2024.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 6

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield ESG (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 7